Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 222,810	$ 299,322
Short-term bank deposits	8,882	20,266
Available-for-sale marketable securities	13,370	12,836
Trade and unbilled receivables, net	1,232,591	941,913
Other receivables and prepaid expenses	135,315	171,359
Inventories, net of customer advances	840,266	837,111
Total current assets	2,453,234	2,282,807
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	180,962	129,758
Long-term trade and unbilled receivables	189,688	152,463
Long-term bank deposits and other receivables	15,917	15,765
Deferred income taxes, net	47,303	52,619
Severance pay fund	264,253	270,151
Total long-term investments and receivables	698,123	620,756
PROPERTY, PLANT AND EQUIPMENT, NET	474,109	449,759
GOODWILL	616,997	622,654
OTHER INTANGIBLE ASSETS, NET	109,401	147,622
Total assets	4,351,864	4,123,598
CURRENT LIABILITIES:
Short-term bank credit and loans	5,027	0
Current maturities of long-term loans and Series A Notes	228,956	113,359
Trade payables	514,106	347,366
Other payables and accrued expenses	830,516	739,867
Customer advances in excess of costs incurred on contracts in progress	347,393	437,202
Total current liabilities	1,925,998	1,637,794
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	475	165,971
Series A Notes, net of current maturities	171,066	226,758
Employee benefit liabilities	376,115	381,641
Deferred income taxes and tax liabilities, net	58,298	44,738
Customer advances in excess of costs incurred on contracts in progress	174,529	167,601
Other long-term liabilities	78,142	99,668
Total long-term Liabilities	858,625	1,086,377
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2016 and 2015; Issued 44,154,737 and 44,138,989 shares as of December 31, 2016 and 2015, respectively; Outstanding 42,745,816 and 42,730,068 shares as of December 31, 2016 and 2015, respectively	12,345	12,341
Additional paid-in capital	261,992	261,421
Treasury shares – 1,408,921 as of December 31, 2016 and 2015.	(40,428)	(40,428)
Accumulated other comprehensive loss	(72,181)	(71,610)
Retained earnings	1,398,112	1,229,650
Total Elbit Systems Ltd. equity	1,559,840	1,391,374
Non-controlling interests	7,401	8,053
Total equity	1,567,241	1,399,427
Total liabilities and equity	$ 4,351,864	$ 4,123,598